Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	19.34
Maximum Aggregate Offering Price	$ 44,482,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,142.96
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also covers additional securities that may be offered as a result of stock splits, stock dividends or similar transactions. (2) Consists of 2,300,000 incremental shares of Common Stock, $0.01 par value per share (the "Common Stock"), 2,100,000 shares of Common Stock which became available for issuance upon the adoption of the Edgewell Personal Care Company 3rd Amended and Restated 2018 Stock Incentive Plan (the "3rd A&R 2018 Plan") and 200,000 shares of Common Stock that have become available under such plan and/or its predecessor pursuant to the share recycling provision. (3) Calculated pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of the shares of Common Stock of Edgewell Personal Care Company reported on the New York Stock Exchange on March 13, 2026. (4) The Registrant does not have any fee offsets.